Related party transactions (Deferred and Contingent Consideration) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Current deferred and contingent consideration to related party	$ 0.0	$ 31.5
Liabilities subject to compromise	2.8	0.0
Related party transaction, deferred and contingent consideration	2.8	31.5
West Vela
Related Party Transaction [Line Items]
Fair value of liabilities	2.8	31.5
West Vela | Mobilization due to Seadrill
Related Party Transaction [Line Items]
Fair value of liabilities	2.8	17.2
West Vela | Seadrill share of dayrate from BP contract
Related Party Transaction [Line Items]
Fair value of liabilities	$ 0.0	$ 14.3